STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury Stock [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2012		$ 169,121	$ 761		$ 233,985		$ 1,760	$ (67,385)
Balance, shares at Dec. 31, 2012			32,547,151
Exercise of stock options		$ 926	$ 13		913
Exercise of stock options, shares		329,872	329,967
Stock-based compensation		$ 7,731			$ 7,731
Other comprehensive income (loss)		(1,394)					$ (1,394)
Net loss		(6,457)						$ (6,457)
Balance at Dec. 31, 2013		169,927	$ 774		$ 242,629		$ 366	$ (73,842)
Balance, shares at Dec. 31, 2013			32,877,118
Exercise of stock options		$ 1,476	$ 45		1,431
Exercise of stock options, shares		353,368	442,805
Stock-based compensation		$ 8,060			$ 8,060
Other comprehensive income (loss)		(1,986)					$ (1,986)
Net loss		(2,497)						$ (2,497)
Balance at Dec. 31, 2014		$ 174,980	$ 819		$ 252,120		$ (1,620)	$ (76,339)
Balance, shares at Dec. 31, 2014		33,319,923	33,319,923
Exercise of stock options		$ 132	$ 18		114
Exercise of stock options, shares		103,267	263,179
Treasury stock acquired, net	[1]	$ (166)				$ (166)
Treasury stock acquired, net, shares		(25,000)	(25,000)	[1]
Stock-based compensation		$ 7,151			$ 7,151
Other comprehensive income (loss)		1,150					$ 1,150
Net loss		(19,842)						$ (19,842)
Balance at Dec. 31, 2015		$ 163,405	$ 837		$ 259,385	$ (166)	$ (470)	$ (96,181)
Balance, shares at Dec. 31, 2015		33,558,102	33,558,102

[1]	*) net of issuance expenses of $35.